Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill
Goodwill arose in 2006 when 100% of the shares of Eurotank Amsterdam B.V. were acquired in a transaction that was accounted for as a business combination. In 2007 goodwill increased with the purchase of 90% of the shares in VTTI Fujairah Terminals Ltd.

The carrying amount of goodwill was $110.2 million as of December 31, 2015 and $119.6 million as of December 31, 2014. The difference in the carrying amount of goodwill arises from the foreign currency translation from Euro to U.S. dollar for the goodwill amount associated with Eurotank Amsterdam B.V.

Goodwill as of December 31, 2015 and 2014 is as follows:

(in US$ millions)	2015	2014
Historical cost price	175.3	194.5
Accumulated impairments	(55.7)	(63.1)
Book value at January 1	119.6	131.4
Movements:
Effect of movements in exchange rates	(9.4)	(11.8)
Impairments	—	—
Book value at December 31	110.2	119.6
Historical cost price	160.1	175.3
Accumulated impairments	(49.9)	(55.7)
Book value at December 31	110.2	119.6